Shareholder Report, Holdings (Details) - AGF U.S. Market Neutral Anti-Beta Fund	Jun. 30, 2026
Okta, Inc [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.60%
Molina Healthcare, Inc [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.50%
Rivian Automotive, Inc [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.50%
Cardinal Health, Inc [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.50%
AbbVie, Inc [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.50%
Simpson Manufacturing Co., Inc [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.50%
Cloudflare, Inc [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.50%
DaVita, Inc [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.50%
Lucid Group, Inc [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.50%
Teledyne Technologies, Inc [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.50%
Micron Technology, Inc [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(0.60%)
Astera Labs, Inc [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(0.60%)
Marvell Technology, Inc [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(0.60%)
Allegro MicroSystems, Inc [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(0.60%)
Fortune Brands Innovations, Inc [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(0.60%)
MKS, Inc [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(0.60%)
Moderna, Inc [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(0.60%)
Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(0.50%)
Onto Innovation, Inc [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(0.50%)
Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(0.50%)
Communications Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	(2.50%)
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.80%
Percent of Total Short Exposure	(9.60%)
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.70%
Percent of Total Short Exposure	(5.00%)
Energy Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	2.70%
Percent of Total Short Exposure	(2.30%)
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.80%
Percent of Total Short Exposure	(12.40%)
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	9.30%
Percent of Total Short Exposure	(9.20%)
Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	15.30%
Percent of Total Short Exposure	(14.80%)
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	11.80%
Percent of Total Short Exposure	(12.60%)
Materials Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.90%
Percent of Total Short Exposure	(3.50%)
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.90%
Percent of Total Short Exposure	(4.70%)
Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.30%
Percent of Total Short Exposure	(3.70%)